NOTE 2 - GOING CONCERN (Details) - USD ($)	May 31, 2016	May 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (4,125,886)	$ (1,515,587)